Vessel Sales, Asset Impairments and Provisions - Additional Information - Asset Impairments and Loan Loss Recoveries (Detail)	3 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($) vessel	Mar. 31, 2015 vessel	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Write down on vessel				$ 45,796,000	$ 67,744,000	$ 0
Number of vessels | vessel			5
Total vessels and equipment	$ 9,366,593,000			9,138,886,000	9,366,593,000
Loan loss provision reversal				0	$ 0	2,521,000
FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Loan loss provision reversal						$ 2,500,000
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Cost Approach Valuation Technique [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	5
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Discontinued Operations, Held-for-sale [Member] | Cost Approach Valuation Technique [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		1			7
Teekay Offshore [Member] | Units for Maintenance and Safety [Member]
Property, Plant and Equipment [Line Items]
Write down on vessel				$ 43,700,000
Teekay Offshore [Member] | Units for Maintenance and Safety [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				2
Total vessels and equipment				$ 0
Teekay Offshore [Member] | Five Shuttle Tankers [Member] | 1990-built Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					17 years 6 months
Teekay Offshore [Member] | Seven Shuttle Tankers [Member] | 1990-built Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Write down on vessel					$ 66,700,000
Navion Marita [Member] | Teekay Offshore [Member] | Offshore Logistics [Member]
Property, Plant and Equipment [Line Items]
Write down on vessel				$ 2,100,000